Cover	Jul. 17, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 17, 2026
Entity File Number	000-56379
Entity Registrant Name	NEXT-ChemX Corporation
Entity Central Index Key	0001657045
Entity Tax Identification Number	32-0446353
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	9101 West Alta Drive
Entity Address, Address Line Two	Suite 202
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89145
City Area Code	(725)
Local Phone Number	867-0789
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	COMMON
Trading Symbol	CHMX
Entity Emerging Growth Company	false